The Millicom Group - A.3. Investments in associates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2017	Dec. 31, 2016
Milvik AB
Disclosure of associates [line items]
Proceeds from disposal of equity investments, net of costs		$ 1
MKC Brilliant Holding GmbH (LIH)
Disclosure of associates [line items]
Proportion of ownership interest in associate	35.00%
Impairment loss			$ 48,000,000	$ 40,000,000